Jun. 22, 2026
Invesco Solar ETF
1.	The first sentence of the third paragraph in the section titled Principal Investment Strategies of the Summary Prospectus and the section titled Summary Information – Principal Investment Strategies of the Statutory Prospectus is deleted and replaced with the following:
In order to be eligible for inclusion in the Underlying Index, stocks must be listed on a primary exchange in developed or emerging market countries, which, based on the Underlying Index methodology, are the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, and the United States.

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JUNE 22, 2026 TO THE PROSPECTUSES DATED DECEMBER 19, 2025 OF:
Invesco Solar ETF (TAN)
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
The Fund seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Underlying Index”). S&P Dow Jones Indices LLC, the parent company of the Underlying Index’s administrator, S&P DJI Netherlands B.V. (collectively, “S&P DJI”), has announced certain changes to the Underlying Index’s methodology, which will take effect on June 23, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows: